Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Supplement [Text Block]	pwfi1_SupplementTextBlock

Prudential World Fund, Inc.
Prudential Jennison International Opportunities Fund

Supplement dated October 1, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of October 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	.83%	.83%	.83%
+ Distribution and service (12b-1) fees	.30%	1.00%	None
+ Other expenses	.50%	.50%	.50%
= Total annual Fund operating expenses	1.63%	2.33%	1.33%
– Fee waiver and/or expense reimbursement	(.51)%	(.46)%	(.46)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.12%	1.87%	0.87%

(1) The manager of the Fund has contractually agreed through February 28, 2017 to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.84% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Separately, the distributor of the Fund has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$658	$989	$1,342	$2,336	$658	$989	$1,342	$2,336
Class C	$290	$683	$1,204	$2,631	$190	$683	$1,204	$2,631
Class Z	$89	$376	$685	$1,561	$89	$376	$685	$1,561

Prudential Jennison International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pwfi1_SupplementTextBlock

Prudential World Fund, Inc.
Prudential Jennison International Opportunities Fund

Supplement dated October 1, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of October 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	.83%	.83%	.83%
+ Distribution and service (12b-1) fees	.30%	1.00%	None
+ Other expenses	.50%	.50%	.50%
= Total annual Fund operating expenses	1.63%	2.33%	1.33%
– Fee waiver and/or expense reimbursement	(.51)%	(.46)%	(.46)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.12%	1.87%	0.87%

(1) The manager of the Fund has contractually agreed through February 28, 2017 to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.84% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Separately, the distributor of the Fund has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$658	$989	$1,342	$2,336	$658	$989	$1,342	$2,336
Class C	$290	$683	$1,204	$2,631	$190	$683	$1,204	$2,631
Class Z	$89	$376	$685	$1,561	$89	$376	$685	$1,561

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Jennison International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.63%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 658
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,336
1 Year	rr_ExpenseExampleNoRedemptionYear01	658
3 Years	rr_ExpenseExampleNoRedemptionYear03	989
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
Prudential Jennison International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.33%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.87%	[1]
1 Year	rr_ExpenseExampleYear01	$ 290
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,631
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	683
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,631
Prudential Jennison International Opportunities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.33%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[1]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,561
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	376
5 Years	rr_ExpenseExampleNoRedemptionYear05	685
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,561

[1]	The manager of the Fund has contractually agreed through February 28, 2017 to reimburse and/or waive fees so that the Fund's net annual operating expenses do not exceed 0.84% of the Fund's average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Separately, the distributor of the Fund has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund's Board of Directors.